Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
– Net interest income	€ 14,593	€ 14,000	€ 13,552
– Net fee and commission income	3,586	3,517	3,011
Total income	30,418	20,093	17,227
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before taxation	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Non-controlling interests	102	128	78
Net result	12,126	5,951	2,250
Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Taxation	(3,405)	(429)	176
Net result	(8,451)	(1,174)	234
Retail Netherlands
Disclosure of operating segments [line items]
Net result	4,510	2,312	1,094
Retail Belgium
Disclosure of operating segments [line items]
Net result	1,871	755	207
Retail Germany
Disclosure of operating segments [line items]
Net result	4,547	1,149	645
Other Challengers
Disclosure of operating segments [line items]
Net result	692	452	149
Growth markets 1
Disclosure of operating segments [line items]
Net result	327	641	178
Wholesale Banking Rest of World
Disclosure of operating segments [line items]
Net result	710	1,050	284
Other
Disclosure of operating segments [line items]
Net result	(531)	(409)	(308)
Geographical Segments Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	13,756	13,615	13,604
– Net fee and commission income	3,586	3,517	3,011
– Total investment and other income	1,219	1,359	1,022
Total income	18,561	18,490	17,637
Operating expense	11,199	11,192	11,153
Addition to loan loss provisions	1,861	516	2,675
Total expenses	13,060	11,708	13,828
Result before taxation	5,502	6,782	3,809
Taxation	1,725	1,877	1,246
Non-controlling interests	102	128	78
Net result	3,674	4,776	2,485
Geographical Segments Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,782	4,068	4,178
– Net fee and commission income	1,171	1,070	981
– Total investment and other income	577	314	398
Total income	5,531	5,452	5,557
Operating expense	3,001	3,279	3,347
Addition to loan loss provisions	181	28	421
Total expenses	3,182	3,307	3,769
Result before taxation	2,349	2,145	1,788
Taxation	658	556	518
Non-controlling interests			(1)
Net result	1,691	1,589	1,271
Geographical Segments Banking | Retail Netherlands | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	2,818	723	(177)
Geographical Segments Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,065	2,109	2,116
– Net fee and commission income	714	717	583
– Total investment and other income	(14)	265	196
Total income	2,765	3,092	2,896
Operating expense	2,120	1,960	2,037
Addition to loan loss provisions	230	184	589
Total expenses	2,350	2,143	2,627
Result before taxation	415	948	269
Taxation	114	240	89
Net result	301	708	180
Geographical Segments Banking | Retail Belgium | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	1,570	47	27
Geographical Segments Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,126	1,938	2,083
– Net fee and commission income	494	523	466
– Total investment and other income	94	118	125
Total income	2,714	2,578	2,674
Operating expense	1,318	1,339	1,263
Addition to loan loss provisions	460	118	267
Total expenses	1,778	1,457	1,530
Result before taxation	936	1,121	1,144
Taxation	297	358	380
Non-controlling interests	3	4	4
Net result	636	759	760
Geographical Segments Banking | Retail Germany | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	3,911	390	(115)
Geographical Segments Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,988	1,833	1,744
– Net fee and commission income	312	327	271
– Total investment and other income	192	80	27
Total income	2,491	2,240	2,042
Operating expense	1,456	1,516	1,536
Addition to loan loss provisions	241	100	297
Total expenses	1,696	1,616	1,833
Result before taxation	795	623	209
Taxation	255	185	90
Net result	540	438	119
Geographical Segments Banking | Other Challengers | Adjustment of the EU IAS 39 carve out
Disclosure of operating segments [line items]
Net result	152	14	30
Geographical Segments Banking | Growth markets 1 | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,464	1,532	1,578
– Net fee and commission income	376	351	286
– Total investment and other income	416	446	215
Total income	2,256	2,330	2,078
Operating expense	1,444	1,276	1,272
Addition to loan loss provisions	230	110	412
Total expenses	1,674	1,386	1,684
Result before taxation	581	944	395
Taxation	156	178	141
Non-controlling interests	98	124	75
Net result	327	641	178
Geographical Segments Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,786	1,866	1,697
– Net fee and commission income	526	525	425
– Total investment and other income	435	182	244
Total income	2,746	2,574	2,366
Operating expense	1,331	1,251	1,310
Addition to loan loss provisions	517	(23)	685
Total expenses	1,847	1,228	1,995
Result before taxation	899	1,346	371
Taxation	189	296	87
Net result	710	1,050	284
Geographical Segments Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	546	268	208
– Net fee and commission income	(6)	3	(1)
– Total investment and other income	(481)	(46)	(184)
Total income	58	226	23
Operating expense	529	570	387
Addition to loan loss provisions	2		2
Total expenses	531	570	390
Result before taxation	(473)	(345)	(367)
Taxation	57	64	(59)
Non-controlling interests	1
Net result	(531)	(409)	(308)
Retail | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	3,983	4,253	3,348
Retail | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	2,014	1,936	2,078
Retail | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	223	583	122
Retail | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	901	786	950
Retail | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	547	206	(27)
Retail | Growth markets 1 | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	298	742	225
Wholesale Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	1,991	2,874	827
Wholesale Banking | Retail Netherlands | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	335	209	(290)
Wholesale Banking | Retail Belgium | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	192	365	147
Wholesale Banking | Retail Germany | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	34	336	194
Wholesale Banking | Other Challengers | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	248	417	236
Wholesale Banking | Growth markets 1 | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	284	202	169
Wholesale Banking | Wholesale Banking Rest of World | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	899	1,346	371
Corporate Line Banking
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line Banking | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	(473)	(345)	(367)
Corporate Line Banking | Other | Net result IFRS-EU
Disclosure of operating segments [line items]
Result before taxation	€ (473)	€ (345)	€ (367)